THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:                     June 30, 2001

Check here if Amendment                       [X]    Amendment Number:     2
                                                                      ----------
This Amendment (Check only one.):             [ ]    is a restatement
                                              [X]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           -----------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           -----------------------------------
           New York, NY 10019
           -----------------------------------

Form 13F File Number:      28-06341
                           ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Bommer
           ---------------------------------------------------
Title:     Managing Member of the General Partner
           ---------------------------------------------------
Phone:     212-457-8010
           ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ SCOTT A. BOMMER               New York, NY              August 30, 2002
---------------------------     ------------------      ------------------------
      (Signature)                  (City, State)                  (Date)

Report Type ( Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1
                                        -------------------
Form 13F Information Table Entry Total:         17
                                        -------------------
Form 13F Information Table Value Total:       137,867
                                        -------------------



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

This filing supercedes Amendment No. 1 filed on August 14, 2002, which filing restated all holdings of the investment manager. This Amendment No. 2 reflects only the addition of the indicated holdings, for which confidential treatment has expired, rather than restating all holdings, and supplements the Form 13F filed on August 14, 2001.

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRBORNE INC     COMMON STOCK    009269101      7,004       604,300   SH              DEFINED         1        604,300   0      0
------------------------------------------------------------------------------------------------------------------------------------
AON CORP JAN
35 CALLS         COMMON STOCK    037389903        960         3,000   SH    CALLS     DEFINED         1          3,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN
PHYSICIANS
CAPITAL          COMMON STOCK    028884104      9,848       505,000   SH              DEFINED         1        505,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
CHEAP TICKETS
INC              COMMON STOCK    162672109     34,806     2,305,000   SH              DEFINED         1      2,305,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
FOCAL
COMMUNICATIONS
CP               COMMON STOCK    344155106        177        75,000   SH              DEFINED         1         75,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP    COMMON STOCK    501940100        389        11,100   SH              DEFINED         1         11,100   0      0
------------------------------------------------------------------------------------------------------------------------------------
MAXWELL SHOE
INC              CL A            577766108     11,069       651,100   SH              DEFINED         1        651,100   0      0
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT,
INC.             COMMON STOCK    676220106     23,615     2,275,000   SH              DEFINED         1      2,275,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS
HOTELS LTD       CL A            G67743107      9,792       444,100   SH              DEFINED         1        444,100   0      0
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP        COMMON STOCK    69331C108     11,283     1,007,400   SH              DEFINED         1      1,007,400   0      0
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP SEPT
5 PUTS           COMMON STOCK    69331C958          3           250   SH      PUTS    DEFINED         1            250   0      0
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY
& LIFE HLDG      ORD             G7885T104      9,370       551,200   SH              DEFINED         1        551,200   0      0
------------------------------------------------------------------------------------------------------------------------------------
SEA CONTAINERS
LTD              CL A            811371707      3,488       186,300   SH              DEFINED         1        186,300   0      0
------------------------------------------------------------------------------------------------------------------------------------
SHOE CARNIVAL
INC              COMMON STOCK    824889109     12,329     1,027,440   SH              DEFINED         1      1,027,440   0      0
------------------------------------------------------------------------------------------------------------------------------------
VENTAS INC       COMMON STOCK    92276F100      3,231       295,100   SH              DEFINED         1        295,100   0      0
------------------------------------------------------------------------------------------------------------------------------------
VIANT CORP       COMMON STOCK    92553N107         28        15,000   SH              DEFINED         1         15,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE
INC              COMMON STOCK    984757104        475        25,000   SH              DEFINED         1         25,000   0      0
------------------------------------------------------------------------------------------------------------------------------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.